Summary of Significant Accounting Policies - Summary of Real Estate Tax Recognized on Consolidated Statements of Operations (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization and Significant Accounting Policies [Abstract]
Rental revenues	$ 346	$ 336
Other operating expenses	$ 346	$ 336